Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	Advisors' Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Mar. 01, 2016